Guarantor Financial Information Guarantor Financial Information (Cash Inflows from Operating Activities) (Details) (Immaterial Error Correction [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 0.1	$ 0	$ 103.8	$ 3.5	$ 7.5	$ 4.6	$ 14.0
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (66.5)	$ (42.8)	$ (142.3)	$ (96.1)	$ (103.4)	$ (162.1)	$ (44.2)